Integrity Fund of Funds, Inc.
1 Main Street North
Minot, ND 58703

May 6, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Integrity Fund of Funds, Inc.
File No. 033-85332
CIK No. 0000931757

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on May 2, 2011.

Integrity Fund of Funds, Inc.

By: /s/ Adam Forthun

Treasurer